Discountinued Operation	12 Months Ended
Dec. 31, 2017
Discountinued Operation
37	DISCONTINUED OPERATION

The Company has initiated a divestment process of non-strategic assets to meet the obligations arose from the early terminations of the GSP project, as part of the process (Note 16 a-i) as a result, some subsidiaries, consortiums and joint ventures were sold during 2017 and 2018.

The effect in the consolidated income statement is summarized as follows:

a)	GMD S.A.

On June 6, 2017 the Company signed a purchase-sale agreement for their total share (representing 89.19%) of GMD S.A. The selling price was agreed at US$84.7 million (equivalent to S/269.9 million), which was fully paid.

The financial performance and cash flow information presented are for the five months ended May 31, 2017 and the years ended 2015 and 2016.

	GMD S.A.
	(net of intercompany transactions)
			From January 1 to May 31,
	2015	2016	2017
Revenue	21,318	18,651	7,204
Operating costs	(23,829)	(24,129)	(10,567)
Finance costs, net	(8,249)	(9,758)	(2,617)

Operating loss from discontinued activities before taxation	(10,760)	(15,236)	(5,980)
Income tax expense	(3,129)	(7,466)	(1,171)

Loss from discontinued ordinary activities after taxation	(13,888)	(22,702)	(7,151)
Loss from discontinued activities attributable to owners of the Company	(12,393)	(20,257)	(6,381)

Losses per share relating to the discontinued operation are as follows:
Basic	(1.08)	(1.77)	(0.56)

Cash flows relating to the discontinued operation are as follows:
Operating cash flows	(14,193)	78,286	10,220
Investing cash flows	(17,499)	(30,712)	(11,189)
Financing cash flows	(53,501)	(48,516)	1,618

b)	TECGAS N.V. (COGA)

On April 24, 2017 the Company signed a purchase-sale agreement for their total capital stock (representing 51%) held in their joint venture with Compañía Operadora de Gas del Amazonas S.A.C. (COGA). The selling price was agreed at US$21.5 million (equivalent to S/69.8 million), which was fully paid.

The financial performance presented is for the period year ended 2016.

TECGAS N.V.
2016
Revenue	457,554
Finance costs	215

Operating loss from discontinued activities before taxation	(3,209)
Income tax expense	(4,078)

Loss from discontinued ordinary activities after taxation	(7,287)